LONG-TERM INVESTMENTS - Narrative (Details) shares in Millions, $ in Millions, $ in Billions	1 Months Ended		12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Feb. 29, 2016 shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Goodwill of investee	$ 2,200		$ 2,200	$ 2,000
Amortizable assets of investee	$ 706		706	643
Dividends received from equity investments			$ 2,800	1,400	$ 825
Gas Transmission and Midstream | Sabal Trail
Schedule of Equity Method Investments [Line Items]
Ownership interest (as a percent)	50.00%		50.00%
Equity Method Investments, fair value				$ 2,300		$ 1.9
Common shares | Noverco
Schedule of Equity Method Investments [Line Items]
Ownership interest (as a percent)	38.90%		38.90%	38.90%		38.90%
Reciprocal shareholding (as a percent)	1.40%		1.40%	1.90%		1.90%
Equity Method Investment, number of shares sold (in shares) | shares	4.4
Equity Method Investment, number of shares purchased (in shares) | shares		1.2
Indirect pro-rata interest (as a percent)	0.50%		0.50%	0.70%		0.70%
Reduction from reciprocal shareholding			$ 88	$ 102
Preference shares | Noverco
Schedule of Equity Method Investments [Line Items]
Maturity period			10 years
Margin (as a percent)	4.38%		4.38%